Changes in deferred loan origination costs and fees (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Changes in deferred loan origination costs [Abstract]
Beginning balance	[1]	₩ 434,746
Loan origination		235,032	₩ 178,890
Amortization		(172,410)	(141,669)
Ending balance		₩ 497,368	₩ 434,746	[1]

[1]	The beginning balance for 2018 was restated in accordance with IFRS 9.